Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of fair value measurements assets and liabilities
	As at January 31, 2023
	Level 1 $	Level 2 $	Level 3 $

Cash	8,307	–	–
Warrant liabilities	–	–	20,700

	As at January 31, 2022
	Level 1 $	Level 2 $	Level 3 $

Cash	173,513	–	–
Financial guarantee liability	–	–	1,083,295
Warrant liabilities	–	–	353